SCHEDULE OF LIABILITIES FAIR VALUE MEASURED (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Change in fair value of contingent liabilities	$ 1,276,000	$ (1,830,000)	$ 1,606,000	$ (1,387,000)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Beginning Balance	14,530,725	$ 13,798,346	13,798,346
Change in fair value of contingent liabilities	(1,276,000)		(1,606,000)
Ending Balance	$ 13,254,725		14,530,725	$ 13,798,346
Derivative liabilities issued pursuant to Unit Purchase Agreement			$ 2,338,379